Derivative Instruments - Summary of Notional Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Over the counter derivative not centrally cleared with two way collateral posting arrangements	$ 2,152.6	$ 1,757.1
Over the counter derivative not centrally cleared with one way collateral posting arrangements	55.6	44.6
Over the counter derivative Not centrally cleared without collateral posting arrangements	$ 110.1	$ 96.6